Warrants (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2012 CNY	Sep. 21, 2010 Warrants-C CNY	Dec. 31, 2012 Ordinary shares	Feb. 29, 2012 Ordinary shares Warrants-C CNY	Sep. 21, 2010 Ordinary shares Warrants-C USD ($)	Sep. 21, 2010 Series C Preferred Shares Warrants-C individual	Sep. 21, 2010 Series C Preferred Shares Ordinary shares Warrants-C Investor one	Sep. 21, 2010 Series C Preferred Shares Ordinary shares Warrants-C Investor two
Warrants
Number of investors whom warrants are granted						2
Number of shares issuable in exchange of warrants							78,786,475	5,166,325
Exercise price					$ 0.7742
Relative fair value of the warrant		15,327
Shares issued upon exercise of warrants			83,952,800	83,952,800
Proceeds from exercise of Warrants-C	410,164			410,164